Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Losses [Abstract]
Schedule of accumulated other comprehensive losses
	Balance as of January 1, 2021	Other comprehensive loss, net	Balance as of December 31, 2021
	RMB	RMB	RMB

Foreign currency translation adjustment	(18,456,546)	(6,936,969)	(25,393,515)
Total	(18,456,546)	(6,936,969)	(25,393,515)

	Balance as of January 1, 2022	Other comprehensive income, net	Balance as of December 31, 2022
	RMB	RMB	RMB

Foreign currency translation adjustment	(25,393,515)	15,181,518	(10,211,997)
Total	(25,393,515)	15,181,518	(10,211,997)